DUE TO MEMBERS (Details) - USD ($) $ in Thousands		9 Months Ended
	Mar. 15, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
RELATED-PARTY TRANSACTIONS
Due to members				$ 5,169
Repayments of notes		$ 1,757	$ 1,619
Members
RELATED-PARTY TRANSACTIONS
Due to members				$ 5,200
Interest rate on notes		10.00%
Repayments of notes	$ 900
Shares issued in satisfaction of notes payable	357,000